Assets Held for Sale and Other Current Assets - Summary of Assets Held for Sale or as Held for Distribution to Owners (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets Held For Sale Or As Held For Distribution To Owners [Line Items]
Assets	$ 265	$ 49
Liabilities	91	0
Net Assets	174	49
Dominican Republic [member]
Assets Held For Sale Or As Held For Distribution To Owners [Line Items]
Assets	229	0
Liabilities	91	0
Net Assets	138	0
Other assets held for sale [member]
Assets Held For Sale Or As Held For Distribution To Owners [Line Items]
Assets	36	49
Liabilities	0	0
Net Assets	$ 36	$ 49